UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust- Monthly Income

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices)     (Zip code)
Randall W. Merk
Schwab Capital Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Item 1: Report(s) to Shareholders.

Annual report dated December 31, 2009 enclosed.

Schwab ® Monthly Income Funds

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

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Schwab ® Monthly Income Funds

Annual Report
December 31, 2009

Schwab® Monthly Income Fund -
Moderate Payout

Schwab® Monthly Income Fund -
Enhanced Payout

Schwab® Monthly Income Fund -
Maximum Payout

This page is intentionally left blank.

Schwab® Monthly Income Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab® Monthly Income Fund - Moderate Payout (Ticker Symbol: SWJRX)	15.76%

Benchmark: Moderate Payout Composite Index	14.27%
Fund Category: Morningstar Conservative Allocation	18.25%

Performance Details	pages 6-7

Schwab® Monthly Income Fund - Enhanced Payout (Ticker Symbol: SWKRX)[1]	12.60%

Benchmark: Enhanced Payout Composite Index	11.16%
Fund Category: Morningstar Conservative Allocation	18.25%

Performance Details	pages 8-9

Schwab® Monthly Income Fund - Maximum Payout (Ticker Symbol: SWLRX)	9.18%

Benchmark: Maximum Payout Composite Index	8.03%
Fund Category: Morningstar Conservative Allocation	18.25%

Performance Details	pages 10-11

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.

The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.

[1]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.

[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Monthly Income Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the past year, volatile prices throughout the global financial marketplace and a recessionary economy have been among the numerous challenges affecting investment conditions and investor sentiment. While portfolios may still be below peak values reached in 2007, there has been some recovery from lows touched when prices of many equity and fixed income securities declined precipitously at the end of 2008 and the beginning of 2009. Improvements in the financial markets and diminished concern over the depth and duration of the economic recession have helped strengthen investor confidence.

The Monthly Income Funds posted positive returns for the reporting period, with all three funds in the suite outperforming their respective benchmarks. The Moderate Payout Fund returned 15.76%, the Enhanced Payout Fund returned 12.60%, and the Maximum Payout Fund returned 9.18%. For a more detailed examination of fund performance and the investment environment, please see the fund managers’ discussion and analysis in the following pages.

The Monthly Income Funds are intended to meet the income needs of investors by making monthly payments from net investment income rather than investor capital. As intended, each payment made by the funds in 2009 was made from net investment income. Investors also received an additional end-of-year payment at the end of December. While reinvestment of monthly payments is an option, the funds are designed with the expectation that these payments will be made in cash rather than be reinvested.

If you have any questions about Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Schwab Monthly Income Funds 3

The Investment Environment

Investment conditions in the global financial marketplace improved markedly by the latter part of the reporting period. Although the overall climate of economic recession persisted, investor confidence strengthened as signs of improvement emerged. Domestic and international equity indices, such as the S&P 500® Index and the MSCI EAFE® Index, displayed meaningful gains since their March lows which helped to reduce earlier losses and produce positive 12-month returns. On the fixed income side, yields remained low on government backed securities, but leading broad market municipal and taxable bond indices were positive for the year.

Major economic indicators, such as unemployment, Gross Domestic Product (GDP), and consumer confidence, showed that a full economic recovery had yet to materialize, despite some signs of improvement. The U.S. unemployment rate increased from 7.7% in January of 2009 to 10% in December, but monthly job losses moderated substantially during the second half of the year. GDP—the output of goods and services produced by labor and property located in the United States—rose 2.2% in the third quarter of 2009, after rising 0.7% in the prior quarter. The third quarter GDP gain was primarily attributable to increases in personal consumption expenditures, exports, private inventory investment, federal government spending, and residential fixed investment, according to the Bureau of Economic Analysis. The Conference Board’s Consumer Confidence Index rose to 52.9 in December from 50.6 one month earlier, after dipping to a record low of 25.0 in February. The Conference Board cited a more optimistic outlook for business and labor market conditions as the reason for the rise.

The returns of the S&P 500 Index, which is usually seen as a bellwether for financial markets, were positive. For the 12-month reporting period ending December 31, 2009, the S&P 500 Index returned 26.46%. In the index, Information Technology was the strongest performing sector, followed by Materials and Consumer Discretionary. Telecommunication Services was the weakest sector, followed by Utilities and Energy. In general, large-cap stocks outperformed small-cap as evidenced by the Russell 1000 Index, which returned 28.43%, compared with the Russell 2000 Index, which returned 27.17%. Looking at the broad market, growth significantly outperformed value—the Russell 3000 Growth Index returned 37.01%, while the Russell 3000 Value Index returned 19.76%. Internationally, emerging markets generally outperformed developed markets—the MSCI Emerging Markets Index returned 79.02%, while the MSCI EAFE Index returned 32.46%.

In the fixed income market, yields were low throughout the period for U.S. Treasury securities, especially those with the shortest maturities. The Barclays Capital U.S. Short Treasury: 9-12 Months returned 0.76%. The broad taxable bond market fared better, benefiting from price recovery on mortgage-backed securities and other assets that were out of favor with investors during the darkest moments of the financial crisis. The Barclays Capital U.S. Aggregate Bond Index returned 5.93%. Returns were also positive in the tax free bond market—the Barclays Capital General Muni Bond Index returned 12.91%. The Federal Open Market Committee reaffirmed on December 16, 2009 that it would continue to hold interest rates at a target range of 0% to 0.25%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

26.46%	S&P 500® Index: measures U.S. large-cap stocks

27.17%	Russell 2000® Index: measures U.S. small-cap stocks

32.46%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.93%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.15%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Monthly Income Funds

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, Mr. Kern worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Monthly Income Funds 5

Schwab® Monthly Income Fund - Moderate Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Moderate Payout (the fund) returned 15.76% for the period ending 12/31/09, while the benchmark Moderate Payout Composite Index returned 14.27%; the benchmark is composed of a 40% allocation to the S&P 500 Index and a 60% allocation to the Barclays Capital U.S. Aggregate Bond Index. The fund is designed to offer investors a targeted annual payout of 3-4% and an increase in capital over the long term that is expected to be greater than that of the Enhanced Payout Fund and the Maximum Payout Fund.* The fund seeks to maintain a target blend of 40% equity and 60% fixed income and money market securities.

The positive performance of the fund was primarily attributable to a recovery in equity and bond prices during the twelve month reporting period. When looking at returns in the fund’s top equity holdings by weight, the Schwab Global Real Estate Fund returned 40.55%, benefiting from the lift in prices on global real estate securities. The Schwab Dividend Equity Fund had positive returns, returning 17.91%, but did less well relative to the S&P 500 Index, as dividend paying stocks, especially financials, underperformed non-dividend stocks during the period. On the fixed income side, a general market demand for government backed assets continued to affect investment conditions. However, certain non-government fixed income securities, such as collateralized mortgage obligations, asset-backed securities, and mortgage-backed securities experienced price recovery. The Schwab Premier Income Fund was the strongest performer in the fixed income allocation, returning 14.34%, and led gains on both a total return and relative basis. The Schwab Total Bond Market Fund and the Schwab Short Term Bond Market Fund had positive total returns for the period, returning 4.43% and 2.42%, respectively, but underperformed on a relative basis.

As of 12/31/09:

 Statistics

Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	$41,541
Price/Earnings Ratio (P/E)	24.2
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	12%

 Asset Class Weightings % of Investments

Fixed-Income Funds	57.1%
Equity Funds - Domestic	23.3%
Equity Funds - International	16.0%
Short-Term Investments	3.6%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Premier Income Fund	23.1%
Schwab Total Bond Market Fund	18.5%
Schwab Dividend Equity Fund	17.1%
Schwab Short-Term Bond Market Fund	11.0%
Schwab Global Real Estate Fund	9.8%
Total	79.5%

Manager views and portfolio holdings may have changed since the report date.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.
[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Moderate Payout

Performance Summary as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

March 28, 2008 – December 31, 2009
Performance of a Hypothetical
$10,000 Investment1,3

 Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Moderate Payout (3/28/08)	15.76%	-0.32%
Benchmark: Moderate Payout Composite Index[3]	14.27%	0.82%
Fund Category: Morningstar Conservative Allocation	18.25%	0.54%

Fund Expense Ratios4: Net 0.73%; Gross 1.56%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Moderate Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.73%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 7

Schwab® Monthly Income Fund - Enhanced Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Enhanced Payout (the fund) returned 12.60% for the period ending 12/31/09, while the benchmark Enhanced Payout Composite Index returned 11.16%; the benchmark is composed of a 25% allocation to the S&P 500 Index and a 75% allocation to the Barclays Capital U.S. Aggregate Bond Index. The fund is designed to offer investors a targeted annual payout of 4-5% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and greater than that of the Maximum Payout Fund.* The fund seeks to maintain a target blend of 25% equity and 75% fixed income and money market securities.

The positive performance of the fund was primarily attributable to a recovery in equity and bond prices during the twelve month reporting period. When looking at returns in the fund’s top equity holdings by weight, the Schwab Global Real Estate Fund returned 40.55%, benefiting from the lift in prices on global real estate securities. The Schwab Dividend Equity Fund had positive returns, returning 17.91%, but did less well relative to the S&P 500 Index, as dividend paying stocks, especially financials, underperformed non-dividend stocks during the period. On the fixed income side, a general market demand for government backed assets continued to affect investment conditions. However, certain non-government fixed income securities, such as collateralized mortgage obligations, asset-backed securities, and mortgage-backed securities experienced price recovery. The Schwab Premier Income Fund was the strongest performer in the fixed income allocation, returning 14.34%, and led gains on both a total return and relative basis. The Schwab Total Bond Market Fund and the Schwab Short Term Bond Market Fund had positive total returns for the period, returning 4.43% and 2.42%, respectively, but underperformed on a relative basis.

As of 12/31/09:

 Statistics

Number of Holdings	10
Weighted Average Market Cap ($ x 1,000,000)	$39,920
Price/Earnings Ratio (P/E)	22.2
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	31%

 Asset Class Weightings % of Investments

Fixed-Income Funds	69.6%
Equity Funds - Domestic	14.4%
Equity Funds - International	10.6%
Short-Term Investments	5.4%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Premier Income Fund	28.9%
Schwab Total Bond Market Fund	23.9%
Schwab Short-Term Bond Market Fund	11.9%
Schwab Dividend Equity Fund	11.3%
Schwab Global Real Estate Fund	7.5%
Total	83.5%

Manager views and portfolio holdings may have changed since the report date.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.
[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Enhanced Payout

Performance Summary as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

March 28, 2008 – December 31, 2009
Performance of a Hypothetical
$10,000 Investment1,3,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Enhanced Payout (3/28/08)	12.60%	1.06%
Benchmark: Enhanced Payout Composite Index[3]	11.16%	2.57%
Fund Category: Morningstar Conservative Allocation	18.25%	0.54%

Fund Expense Ratios4: Net 0.65%; Gross 1.28%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Enhanced Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 25% S&P 500 Index and 75% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.65%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.
[5]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.

Schwab Monthly Income Funds 9

Schwab® Monthly Income Fund - Maximum Payout

The Schwab Monthly Income Funds (the funds) are designed to provide monthly income throughout the year while retaining the opportunity for growth to meet future income needs. In accordance with guidelines stated in the funds’ prospectus, the higher the targeted payout rate, the lower the growth potential of a particular fund. The funds invest in a range of Schwab Funds and Laudus Funds—including equity funds, fixed income funds, and money market funds—in accordance with their respective target asset allocation. Because each Monthly Income Fund is a fund-of-funds, its return will reflect a blend of the returns of the underlying funds based on their relative weightings.

The Schwab Monthly Income Fund – Maximum Payout (the fund) returned 9.18% for the period ending 12/31/09, while the benchmark Maximum Payout Composite Index returned 8.03%; the benchmark is composed of a 10% allocation to the S&P 500 Index and a 90% allocation to the Barclays Capital U.S. Aggregate Bond Index. The fund is designed to offer investors a targeted annual payout of 5-6% and an increase in capital over the long term that is expected to be less than that of the Moderate Payout Fund and the Enhanced Payout Fund.* The fund seeks to maintain a target blend of 10% equity and 90% fixed income and money market securities.

The positive performance of the fund was primarily attributable to a recovery in equity and bond prices during the twelve month reporting period. When looking at returns in the fund’s top equity holdings by weight, the Schwab Dividend Equity Fund returned 17.91%, but did less well relative to the S&P 500 Index, as dividend paying stocks, especially financials, underperformed non-dividend stocks during the period. On the fixed income side, a general market demand for government backed assets continued to affect investment conditions. However, certain non-government fixed income securities, such as collateralized mortgage obligations, asset-backed securities, and mortgage-backed securities experienced price recovery. The Schwab Premier Income Fund was the strongest performer in the fixed income allocation, returning 14.34%, and led gains on both a total return and relative basis. The Schwab Total Bond Market Fund and the Schwab Short Term Bond Market Fund had positive total returns for the period, returning 4.43% and 2.42%, respectively, but underperformed on a relative basis. International government bond markets generally improved during the latter part of the year. The Laudus Mondrian International Fixed Income Fund returned 7.62%, outperforming its benchmark.

As of 12/31/09:

 Statistics

Number of Holdings	8
Weighted Average Market Cap ($ x 1,000,000)	$34,000
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	12%

 Asset Class Weightings % of Investments

Fixed-Income Funds	83.0%
Equity Funds - Domestic	4.9%
Equity Funds - International	4.8%
Short-Term Investments	7.3%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Premier Income Fund	34.3%
Schwab Total Bond Market Fund	26.8%
Schwab Short-Term Bond Market Fund	14.9%
Laudus Mondrian International Fixed Income Fund	6.3%
Schwab Dividend Equity Fund	4.9%
Total	87.2%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, Laudus Mondrian Funds and Laudus Growth Investors Fund, which are part of Laudus Trust and distributed by ALPS Distributors, Inc., and the Laudus MarketMasters Funds, which are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year.
[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Monthly Income Funds

 Schwab® Monthly Income Fund - Maximum Payout

Performance Summary as of 12/31/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

March 28, 2008 – December 31, 2009
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab® Monthly Income Fund - Maximum Payout (3/28/08)	9.18%	2.19%
Benchmark: Maximum Payout Composite Index[3]	8.03%	4.24%
Fund Category: Morningstar Conservative Allocation	18.25%	0.54%

Fund Expense Ratios4: Net 0.59%; Gross 0.91%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The fund’s routine expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Maximum Payout Composite Index is based on a comparable portfolio asset allocation and calculated using the following portion allocations: 10% S&P 500 Index and 90% Barclays Capital U.S. Aggregate Bond Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.59%. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds 11

Fund Expenses (unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning July 1, 2009 and held through December 31, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/09	at 12/31/09	7/1/09–12/31/09

Schwab Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000	$1,118.40	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

Schwab Monthly Income Fund - Enhanced Payout
Actual Return	0.01%	$1,000	$1,089.20	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,025.16	$0.05

Schwab Monthly Income Fund - Maximum Payout
Actual Return	0.01%	$1,000	$1,063.40	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,025.16	$0.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which cover a twelve-month period. Prior to July 1, 2009, Schwab and CSIM agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of each fund to 0.00% through 4/29/11. Effective July 1, 2009, Schwab and CSIM have agreed to limit the “net operating expenses” of each fund to 0.00% for so long as CSIM serves as adviser to the funds. The agreement to limit each fund’s net operating expenses is limited to the fund’s direct operating expenses and therefore does not apply to the indirect expenses incurred by the fund through its investments in the underlying funds. Please refer to Note 4 of the Financial Notes for more information.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Monthly Income Funds

Schwab® Monthly Income Fund - Moderate Payout

Financial Statements

Financial Highlights

	1/1/09–	3/28/08[1]–
	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.32	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.29
Net realized and unrealized gains (losses)	0.91	(1.68)

Total from investment operations	1.28	(1.39)
Less distributions:
Distributions from net investment income	(0.38)	(0.29)

Net asset value at end of period	9.22	8.32

Total return (%)	15.76	(14.11)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00 [4]	0.00	[5]
Gross operating expenses[3]	0.92	0.73	[5]
Net investment income (loss)	4.57	4.08	[5]
Portfolio turnover rate	12	25	[2]
Net assets, end of period ($ x 1,000,000)	14	7

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%.
5 Annualized.

See financial notes 13

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	Other Investment Companies	14,279	13,983

99.9%	Total Investments	14,279	13,983
0.1%	Other Assets and Liabilities, Net		17

100.0%	Total Net Assets		14,000

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.9% of net assets

Equity Funds 39.2%
Laudus International MarketMasters Fund, Select Shares (a)	54,194	868
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	103,754	863
Schwab Dividend Equity Fund (a)	204,172	2,395
Schwab Global Real Estate Fund (a)	233,339	1,365

		5,491

Fixed-Income Funds 57.1%
Laudus Mondrian International Fixed Income Fund (a)	55,373	622
Schwab Premier Income Fund (a)	323,802	3,228
Schwab Short-Term Bond Market Fund (a)	172,854	1,545
Schwab Total Bond Market Fund (a)	289,573	2,592

		7,987

Money Funds 3.6%
Schwab Value Advantage Money Fund, Institutional Shares (a)	197,105	197
State Street Institutional Liquid Reserves Fund - Institutional Class	308,340	308

		505

Total Other Investment Companies (Cost $14,279)		13,983

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09 the tax basis cost of the fund’s investments was $14,476 and the unrealized appreciation and depreciation were $36 and ($529), respectively, with a net unrealized depreciation of ($493).

(a)	Issuer is affiliated with the fund’s adviser.

14 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $13,971)		$13,675
Investments in unaffiliated issuers, at value (cost $308)	+	308

Total investments, at value (cost $14,279)		13,983
Receivables:
Fund shares sold		31
Dividends		25
Due from investment adviser	+	1

Total assets		14,040

Liabilities
Payables:
Fund shares redeemed		10
Accrued expenses	+	30

Total liabilities		40

Net Assets
Total assets		14,040
Total liabilities	−	40

Net assets		$14,000
Net Assets by Source
Capital received from investors		14,677
Net investment income not yet distributed		7
Net realized capital losses		(388)
Net unrealized capital losses		(296)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$14,000		1,519		$9.22

See financial notes 15

 Schwab Monthly Income Fund - Moderate Payout

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$444

Net Realized Gains and Losses
Realized capital gain distributions received from affiliated underlying funds		1
Net realized losses on sales of affiliated underlying funds	+	(147)

Net realized losses		(146)

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		1,206

Expenses
Transfer agent fees		5
Professional fees		36
Registration fees		15
Portfolio accounting fees		15
Shareholder reports		9
Trustees’ fees		5
Custodian fees		3
Other expenses	+	1

Total expenses		89
Expense reduction by adviser (Note 4)	−	89

Net expenses		−

Increase (Decrease) in Net Assets from Operations
Total investment income		444
Net expenses	−	−

Net investment income		444
Net realized losses		(146)
Net unrealized gains	+	1,206

Increase in net assets from operations		$1,504

16 See financial notes

 Schwab Monthly Income Fund - Moderate Payout

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	03/28/08*-12/31/08
Net investment income		$444	$274
Net realized losses		(146)	(242)
Net unrealized gains (losses)	+	1,206	(1,502)

Increase (Decrease) in net assets from operations		1,504	(1,470)

Distributions to Shareholders
Distributions from net investment income		443	268

Transactions in Fund Shares

		1/1/09-12/31/09		03/28/08*-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		994	$8,740	1,266	$12,554
Shares reinvested		32	274	20	184
Shares redeemed	+	(362)	(3,184)	(431)	(3,891)

Net transactions in fund shares		664	$5,830	855	$8,847

Shares Outstanding and Net Assets
		1/1/09-12/31/09		03/28/08*-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		855	$7,109	-	$-
Total increase	+	664	6,891	855	7,109

End of period		1,519	$14,000	855	$7,109

Net investment income not yet distributed			$7		$6

*	Commencement of operations.

See financial notes 17

Schwab® Monthly Income Fund - Enhanced Payout

Financial Statements

Financial Highlights

	1/1/09		3/28/08[1]–
	12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.75		10.00

Income (loss) from investment operations:
Net investment income	0.43		0.32
Net realized and unrealized gains (losses)	0.64		(1.26)

Total from investment operations	1.07		(0.94)
Less distributions:
Distributions from net investment income	(0.43)		(0.31)

Net asset value at end of period	9.39		8.75

Total return (%)	12.60		(9.53)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	[4]	0.00	[5]
Gross operating expenses[3]	0.33		0.56	[5]
Net investment income (loss)	4.99		4.34	[5]
Portfolio turnover rate	31	[6]	39	[2]
Net assets, end of period ($ x 1,000,000)	72		10

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 The ratio of net operating expenses would have been 0%, if certain non-routine expenses (proxy expense) had not been incurred.
5 Annualized.
6 Portfolio turnover excludes the impact of assets resulting from a merger with another fund. (See financial note 9)

18 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.8%	Other Investment Companies	71,669	72,165

99.8%	Total Investments	71,669	72,165
0.2%	Other Assets and Liabilities, Net		152

100.0%	Total Net Assets		72,317

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.8% of net assets

Equity Funds 24.9%
Laudus International MarketMasters Fund, Select Shares (a)	137,903	2,208
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	266,724	2,219
Schwab Dividend Equity Fund (a)	696,429	8,169
Schwab Global Real Estate Fund (a)	932,144	5,453

		18,049

Fixed-Income Funds 69.5%
Laudus Mondrian International Fixed Income Fund (a)	310,560	3,487
Schwab Premier Income Fund (a)	2,095,669	20,894
Schwab Short-Term Bond Market Fund (a)	962,490	8,605
Schwab Total Bond Market Fund (a)	1,927,573	17,252

		50,238

Money Funds 5.4%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,118,156	2,118
State Street Institutional Liquid Reserves Fund - Institutional Class	1,759,688	1,760

		3,878

Total Other Investment Companies (Cost $71,669)		72,165

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09 the tax basis cost of the fund’s investments was $71,954 and the unrealized appreciation and depreciation were $1,456, and ($1,245), respectively, with a net unrealized appreciation of $211.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 19

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $69,909)		$70,405
Investments in unaffiliated issuers, at value (cost $1,760)	+	1,760

Total investments, at value (cost $71,669)		72,165
Receivables:
Dividends		164
Fund shares sold		98
Due from investment adviser		1
Prepaid expenses	+	1

Total assets		72,429

Liabilities
Payables:
Fund shares redeemed		68
Accrued expenses	+	44

Total liabilities		112

Net Assets
Total assets		72,429
Total liabilities	−	112

Net assets		$72,317
Net Assets by Source
Capital received from investors		80,609
Net investment income not yet distributed		33
Net realized capital losses		(8,821)
Net unrealized capital gains		496

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$72,317		7,699		$9.39

20 See financial notes

 Schwab Monthly Income Fund - Enhanced Payout

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,063
Interest	+	2

Total investment income		2,065

Net Realized Gains and Losses
Realized capital gain distributions received from affiliated underlying funds		8
Net realized losses on sales of affiliated underlying funds	+	(1,828)

Net realized losses		(1,820)

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		6,313

Expenses
Transfer agent fees		8
Professional fees		47
Shareholder reports		28
Registration fees		21
Portfolio accounting fees		16
Trustees’ fees		5
Custodian fees		1
Other expenses	+	11

Total expenses		137
Expense reduction by adviser (Note 4)	−	135

Net expenses		2

Increase (Decrease) in Net Assets from Operations
Total investment income		2,065
Net expenses	−	2

Net investment income		2,063
Net realized losses		(1,820)
Net unrealized gains	+	6,313

Increase in net assets from operations		$6,556

See financial notes 21

 Schwab Monthly Income Fund - Enhanced Payout

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	3/28/08*-12/31/08
Net investment income		$2,063	$408
Net realized losses		(1,820)	(231)
Net unrealized gains (losses)	+	6,313	(1,480)

Increase (Decrease) in net assets from operations		6,556	(1,303)

Distributions to Shareholders
Distributions from net investment income		2,041	400

Transactions in Fund Shares[1]

		1/1/09-12/31/09		3/28/08*-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,592	$14,625	1,888	$18,795
Issued in connection with merger		5,932	51,970	-	-
Shares reinvested		139	1,285	23	216
Shares redeemed	+	(1,099)	(10,017)	(776)	(7,369)

Net transactions in fund shares		6,564	$57,863	1,135	$11,642

Shares Outstanding and Net Assets
		1/1/09-12/31/09		3/28/08*-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,135	$9,939	-	$-
Total increase	+	6,564	62,378	1,135	9,939

End of period		7,699	$72,317	1,135	$9,939

Net investment income not yet distributed			$33		$8

*	Commencement of operations.

[1]	Effective June 16, 2009, all of the assets and liabilities of the Schwab Retirement Income Fund were transferred to the Schwab Monthly Income Fund - Enhanced Payout. (See financial note 9)

22 See financial notes

Schwab® Monthly Income Fund - Maximum Payout

Financial Statements

Financial Highlights

	1/1/09–	3/28/08[1]–
	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.19	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.45	0.34
Net realized and unrealized gains (losses)	0.37	(0.82)

Total from investment operations	0.82	(0.48)
Less distributions:
Distributions from net investment income	(0.45)	(0.33)

Net asset value at end of period	9.56	9.19

Total return (%)	9.18	(4.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00 [4]	0.00	[5]
Gross operating expenses[3]	0.32	0.29	[5]
Net investment income (loss)	4.96	4.68	[5]
Portfolio turnover rate	12	24	[2]
Net assets, end of period ($ x 1,000,000)	52	29

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%
5 Annualized.

See financial notes 23

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings as of December 31, 2009

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.3%	Other Investment Companies	52,650	52,001

99.3%	Total Investments	52,650	52,001
0.7%	Other Assets and Liabilities, Net		357

100.0%	Total Net Assets		52,358

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.3% of net assets

Equity Funds 9.7%
Schwab Dividend Equity Fund (a)	220,751	2,590
Schwab Global Real Estate Fund (a)	428,910	2,509

		5,099

Fixed-Income Funds 82.3%
Laudus Mondrian International Fixed Income Fund (a)	294,591	3,308
Schwab Premier Income Fund (a)	1,799,877	17,945
Schwab Short-Term Bond Market Fund (a)	873,536	7,809
Schwab Total Bond Market Fund (a)	1,569,698	14,049

		43,111

Money Funds 7.3%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,944,813	1,945
State Street Institutional Liquid Reserves Fund - Institutional Class	1,846,028	1,846

		3,791

Total Other Investment Companies (Cost $52,650)		52,001

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/09 the tax basis cost of the fund’s investments was $53,031 and the unrealized appreciation and depreciation were $79 and ($1,109), respectively, with a net unrealized depreciation of ($1,030).

(a)	Issuer is affiliated with the fund’s adviser.

24 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Assets and Liabilities
As of December 31, 2009. All numbers are x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $50,804)		$50,155
Investments in unaffiliated issuers, at value (cost $1,846)	+	1,846

Total investments, at value (cost $52,650)		52,001
Receivables:
Fund shares sold		408
Dividends		136
Due from investment adviser		1
Prepaid expenses	+	1

Total assets		52,547

Liabilities
Fund shares redeemed		156
Accrued expenses	+	33

Total liabilities		189

Net Assets
Total assets		52,547
Total liabilities	−	189

Net assets		$52,358
Net Assets by Source
Capital received from investors		53,868
Net investment income not yet distributed		20
Net realized capital losses		(881)
Net unrealized capital losses		(649)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$52,358		5,477		$9.56

See financial notes 25

 Schwab Monthly Income Fund - Maximum Payout

Statement of
Operations
For January 1, 2009 through December 31, 2009. All numbers are x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,788
Interest	+	2

Total investment income		1,790

Net Realized Gains and Losses
Realized capital gains distributions received from affiliated underlying funds		7
Net realized losses on sales of affiliated underlying funds	+	(362)

Net realized losses		(355)

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		1,701

Expenses
Transfer agent fees		4
Professional fees		42
Shareholder reports		23
Registration fees		21
Portfolio accounting fees		15
Trustees’ fees		5
Custodian fees		2
Other expenses	+	4

Total expenses		116
Expense reduction by adviser (Note 4)	−	115

Net expenses		1

Increase (Decrease) in Net Assets from Operations
Total investment income		1,790
Net expenses	−	1

Net investment income		1,789
Net realized losses		(355)
Net unrealized gains	+	1,701

Increase in net assets from operations		$3,135

26 See financial notes

 Schwab Monthly Income Fund - Maximum Payout

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.

Operations

		1/1/09-12/31/09	3/28/08*-12/31/08
Net investment income		$1,789	$1,131
Net realized losses		(355)	(524)
Net unrealized (gains) losses	+	1,701	(2,350)

Increase (Decrease) in net assets from operations		3,135	(1,743)

Distributions to Shareholders
Distributions from net investment income		1,790	1,112

Transactions in Fund Shares

		1/1/09-12/31/09		3/28/08*-12/31/08
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,802	$35,843	4,991	$49,529
Shares reinvested		85	798	57	549
Shares redeemed	+	(1,593)	(14,869)	(1,865)	(17,982)

Net transactions in fund shares		2,294	$21,772	3,183	$32,096

Shares Outstanding and Net Assets
		1/1/09-12/31/09		3/28/08*-12/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,183	$29,241	-	$-
Total increase	+	2,294	23,117	3,183	29,241

End of period		5,477	52,358	3,183	29,241

Net investment income not yet distributed			$20		$19

*	Commencement of operations.

See financial notes 27

 Schwab Monthly Income Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund

The Schwab Monthly Income Funds are “fund of funds”. Each of the funds seek to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (underlying funds), and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. In addition, the funds may purchase individual securities to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold at net asset value, or closing NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports which are filed with the Securities Exchange Commission (SEC).

(a) Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

 Schwab Monthly Income Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

Effective June 15, 2009, the funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2009:

Schwab Monthly Income Fund

Moderate Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$13,983	$—	$—	$13,983

Total	$13,983	$—	$—	$13,983

 Schwab Monthly Income Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Enhanced Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$72,165	$—	$—	$72,165

Total	$72,165	$—	$—	$72,165

Maximum Payout

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$52,001	$—	$—	$52,001

Total	$52,001	$—	$—	$52,001

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income, if any, to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 Schwab Monthly Income Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money on your investment.

Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by a fund. Even if a fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments you will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for your income payments to go down substantially from one year to the next and over time depending on the timing of your investments in the fund. Any redemptions you make will proportionately reduce the amount of future cash income payments you will receive from a fund. There is no guarantee that a fund will make monthly income payments to its shareholders or, if made, that a fund’s monthly income payments to shareholders will remain at a fixed amount.

Underlying fund investment risk. The value of the investment in the funds is based primarily on the prices of the underlying funds that the funds purchase. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, mid- and small-cap risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding stocks of the particular capitalization.

•	Fixed income risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

 Schwab Monthly Income Funds

Financial Notes (continued)

3. Risk Factors (continued):

Direct Investment Risk. Each fund may invest a portion of its assets directly in equity and fixed income securities, cash equivalents, including money market securities, futures and securities of nonproprietary mutual funds. A fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds and the underlying funds.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and was the trust’s transfer agent and shareholder services agent until June 30, 2009. Effective July 1, 2009, the trust has appointed Boston Financial Data Services, Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services. Prior to July 1, 2009, the underlying funds paid Schwab for transfer agent and shareholder services. Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables the funds to bear expenses relating to the provision by financial intermediaries, including Schwab, of certain account maintenance, customer liaison and shareholder services to current shareholders of the funds. The funds are not subject to any fees under the Plan. Schwab and CSIM have agreed with the funds to limit (“expense limitation”) the total expenses charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 Schwab Monthly Income Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

The funds may engage in certain transactions involving related parties. As of December 31, 2009, the percentages of shares of other related funds owned by each Monthly Income Fund are:

	Schwab Monthly	Schwab Monthly	Schwab Monthly
	Income Fund	Income Fund	Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Schwab Active Equity Funds:
Dividend Equity Fund	0.2%	0.6%	0.2%
Laudus MarketMasters Funds:
International MarketMasters Fund	0.1%	0.1%	—
Laudus Rosenberg Funds:
U.S. Large Capitalization Fund	0.9%	2.3%	—
Laudus Mondrian Funds:
Mondrian International Fixed Income Fund	0.2%	1.3%	1.3%
Schwab Bond Funds:
Short-Term Bond Market Fund	0.6%	3.4%	3.1%
Premier Income Fund	0.9%	6.1%	5.3%
Total Bond Market Fund	0.3%	1.9%	1.5%
Schwab Global Real Estate Fund:
Global Real Estate Fund	0.9%	3.7%	1.7%
Schwab Money Funds:
Value Advantage Money Fund	0.0% *	0.0% *	0.0% *

*	Less than 0.1%

 Schwab Monthly Income Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Below is a summary of the affiliated underlying funds and their transactions with the funds during the period ended December 31, 2009:

Schwab Monthly Income Fund — Moderate Payout:

						Realized	Distributions
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	1/1/2009 to	1/1/2009 to
Underlying Fund	at 12/31/08	Additions	Sales	at 12/31/2009	12/31/2009	12/31/2009	12/31/2009

Laudus International MarketMasters Fund, Select Shares	33,262	23,946	(3,014)	54,194	$868	($24)	$11
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares**	62,982	1,672	(64,654)	—	—	(12)	4
Laudus Rosenberg U.S. Large Capitalization, Select Shares**	—	106,737	(2,983)	103,754	863	(5)	12
Schwab Dividend Equity Fund	108,248	104,101	(8,177)	204,172	2,395	(32)	35
Schwab Global Real Estate Fund	148,865	94,806	(10,332)	233,339	1,365	(27)	78
Laudus Mondrian International Fixed Income Fund	35,180	23,490	(3,297)	55,373	622	(2)	24
Schwab Premier Income Fund	186,906	166,890	(29,994)	323,802	3,228	(19)	181
Schwab Short- Term Bond Market Fund	93,940	99,139	(20,225)	172,854	1,545	(13)	29
Schwab Total Bond Market Fund	154,353	157,367	(22,147)	289,573	2,592	(13)	70
Schwab Value Advantage Money Fund, Institutional Shares	226,778	210,327	(240,000)	197,105	197	—	1

Total					$13,675	($147)	$445

 Schwab Monthly Income Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Schwab Monthly Income Fund — Enhanced Payout:

						Realized	Distributions
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	1/1/2009 to	1/1/2009 to
Underlying Fund	at 12/31/08	Additions	Sales	at 12/31/2009	12/31/2009	12/31/2009	12/31/2009

Laudus International MarketMasters Fund, Select Shares	19,839	266,920	(148,856)	137,903	$2,208	($1,060)	$27
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares**	39,138	—	(39,138)	—	—	—	3
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares**	—	266,724	—	266,724	2,219	—	29
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares	—	612,765	(612,765)	—	—	(414)	—
Schwab Dividend Equity Fund	89,935	610,698	(4,204)	696,429	8,169	(18)	107
Schwab Global Real Estate Fund	136,554	839,231	(43,641)	932,144	5,453	(118)	310
Laudus Mondrian International Fixed Income Fund	49,238	265,225	(3,903)	310,560	3,487	(4)	136
Schwab Premier Income Fund	326,646	1,799,348	(30,325)	2,095,669	20,894	(28)	951
Schwab Short- Term Bond Market Fund	144,037	833,255	(14,802)	962,490	8,605	(12)	127
Schwab Total Bond Market Fund	286,562	1,667,501	(26,490)	1,927,573	17,252	(20)	378
Schwab Inflation Protected Fund, Select Shares	—	251,139	(251,139)	—	—	(154)	—
Schwab Value Advantage Money Fund, Institutional Shares	537,698	4,755,458	(3,175,000)	2,118,156	2,118	—	3

Total					$70,405	($1,828)	$2,071

 Schwab Monthly Income Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Schwab Monthly Income Fund — Maximum Payout:

						Realized	Distributions
	Balance of			Balance	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	of Shares Held	Value at	1/1/2009 to	1/1/2009 to
Underlying Fund	at 12/31/08	Additions	Sales	at 12/31/2009	12/31/2009	12/31/2009	12/31/2009

Schwab Dividend Equity Fund	72,419	156,879	(8,547)	220,751	$2,590	($17)	$31
Schwab Global Real Estate Fund	168,176	303,136	(42,402)	428,910	2,509	(113)	131
Laudus Mondrian International Fixed Income Fund	185,300	135,159	(25,868)	294,591	3,308	(7)	112
Schwab Premier Income Fund	1,124,038	836,365	(160,526)	1,799,877	17,945	(112)	982
Schwab Short-Term Bond Market Fund	513,958	427,843	(68,265)	873,536	7,809	(47)	147
Schwab Total Bond Market Fund	929,377	759,494	(119,173)	1,569,698	14,049	(66)	384
Schwab Value Advantage Money Fund, Institutional Shares	2,096,713	338,100	(490,000)	1,944,813	1,945	—	8

Total					$50,155	($362)	$1,795

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.
**	Effective March 26, 2009, all of the assets and liabilities of the Laudus Rosenberg U.S. Large Capitalization Growth Fund were transferred to the Laudus Rosenberg U.S. Large Capitalization Fund.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

 Schwab Monthly Income Funds

Financial Notes (continued)

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended December 31, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Monthly Income Fund — Moderate Payout	$6,673	$1,155
Schwab Monthly Income Fund — Enhanced Payout	16,684	12,612
Schwab Monthly Income Fund — Maximum Payout	24,010	4,270

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

As of December 31, 2009, the components of distributable earnings on a tax-basis were as follows:

	Schwab Monthly	Schwab Monthly	Schwab Monthly
	Income Fund	Income Fund	Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Undistributed ordinary income	$7	$33	$20
Undistributed long-term capital gains	—	—	—
Unrealized appreciation	36	1,456	79
Unrealized depreciation	(529)	(1,245)	(1,109)
Net unrealized appreciation/(depreciation)	($493)	$211	($1,030)

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Schwab Monthly	Schwab Monthly	Schwab Monthly
	Income Fund	Income Fund	Income Fund
Expiration Date	Moderate Payout	Enhanced Payout	Maximum Payout

December 31, 2015	$—	$5,956	$—
December 31, 2016	81	754	285
December 31, 2017	110	1,826	215
Total	$191	$8,536	$500

The tax-basis components of distributions paid during the current and prior periods were:

	Schwab Monthly	Schwab Monthly	Schwab Monthly
	Income Fund	Income Fund	Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Current period distributions
Ordinary Income	$443	$2,041	$1,790
Long-term capital gains	—	—	—
Return of capital	—	—	—
Prior period distributions
Ordinary income	$268	$400	$1,112
Long-term capital gains	—	—	—
Return of capital	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income

 Schwab Monthly Income Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2009, the funds made the following reclassifications:

	Schwab Monthly	Schwab Monthly	Schwab Monthly
	Income Fund	Income Fund	Income Fund
	Moderate Payout	Enhanced Payout	Maximum Payout

Capital Shares	$—	$6,767	$—
Undistributed net investment income	—	3	2
Net realized capital gains (losses)	—	(6,770)	(2)

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal and state tax authorities for tax years before 2008.

9. Reorganization:
       (All dollar amounts are x 1,000)

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Schwab Retirement Income Fund were transferred to the Schwab Monthly Income Fund-Enhanced Payout. The purpose of the transaction was to combine two funds managed by CSIM with comparable investment objectives and strategies. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on June 16, 2009 with capital losses acquired of $6,627. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab Monthly	Schwab	Schwab Monthly
	Income Fund —	Retirement	Income Fund —
	Enhanced Payout	Income Fund	Enhanced Payout

Shares	1,177	6,061	7,109
Net Assets	$10,313	$51,970	$62,284
Net Asset Value	$8.76	$8.57	$8.76
Net unrealized appreciation/(depreciation)	($1,370)	($4,337)	($5,707)
Market value of investments	$10,274	$51,875	$62,149
Cost of investments	$11,644	$56,212	$67,856

Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of Schwab Monthly Income Funds, Schwab Monthly Income Fund — Enhanced Payout’s pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income	$2,768
Net realized/unrealized gain (loss) on investments	$4,432
Net increase (decrease) in net assets resulting from operations	$7,200

 Schwab Monthly Income Funds

Financial Notes (continued)

9. Reorganization (continued):
              (All dollar amounts are x 1,000)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Schwab Retirement Income Fund that have been included in Schwab Monthly Income Fund — Enhanced Payout’s Statement of Operations since June 16, 2009.

10. Subsequent Events:

As of February 16, 2010, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout, and Schwab Monthly Income Fund—Maximum Payout (three of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2010

Other Federal Tax Information, (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction:

Percentage

Schwab Monthly Income Fund — Moderate Payout	11.50
Schwab Monthly Income Fund — Enhanced Payout	6.79
Schwab Monthly Income Fund — Maximum Payout	1.73

For the fiscal year ended December 31, 2009, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the international Revenue Code. Shareholders will be notified in January 2010 via IRS form 1099 of the amounts for use in preparing their 2009 income tax return.

Schwab Monthly Income Fund — Moderate Payout	$66
Schwab Monthly Income Fund — Enhanced Payout	183
Schwab Monthly Income Fund — Maximum Payout	38

Results of Proxy Voting, (unaudited)

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Board 1—Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University.	77	Board 1—Director, Gilead Sciences, Inc. Board 2—Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley; Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals); Prior to August 1998, Dean of the Haas School of Business, University of California, Berkeley (higher education).	77	Board 1—Director, Mission West Properties Board 2—Director, TOUSA Board 3—Director, Harris-Stratex Networks Board 4—Director, Globalstar, Inc. Board 5—Director, Ditech Networks

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors).	77	Board 1—Lead Independent Director, Board of Cooper Industries Board 2—Director and Chairman of the Audit Committee of Oneok Partners LP Board 3—Director, Oneok, Inc.

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D.R. Stephens & Company (investments); Prior to 1996, Chairman and Chief Executive Officer of North American Trust (real estate investment trust).	77	None

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (2008 – present); Senior Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., Inc. until June 2005.	77	Board 1—Director and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500{R}). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control)

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2009 Schwab Funds. All rights reserved.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR45803-01

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Mr. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
     Audit Fees
     2009: $1,219,764     2008 : $1,207,707

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2009: $94,555     2008: $86,911
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2009: $103,222     2008: $95,808
Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:
     2009: $13,258     2008: $14,285

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) The percentage of services described in paragraph (c) of this Item that were approved by the audit committee in 2005 pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 10.6% and the dollar amount was $10,901. This $10,901 equals 1.2% of the total fees paid by Registrant to its principal accountant in 2005. None of the services described in paragraphs (b) and (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2009: $239,151     2008: $197,005
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust- Monthly Income

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: February 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: February 9, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: February 9, 2010